Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest	Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

RMB
(In millions)
Purchase consideration	1,168

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	229
Intangible assets, net	543
Deferred tax liabilities	(134)
Noncontrolling interests	(266)
Redeemable non-controlling interests (Note 19)	(182)
Goodwill	978

1,168

Schedule of Business Acquisitions, by Acquisition	Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

RMB
(In millions)
Purchase consideration	3,499

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,515
Intangible assets, net	1,116
Deferred tax liabilities	(229)
Pre-existing equity interests and debt investment	(2,103)
Noncontrolling interests	(798)
Goodwill	3,998

3,499